Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	as of December 31,
	12-31-2019	12-31-2018
Cash and cash equivalents	ThCh$	ThCh$
Cash balances	—	7,372
Bank balances	9,382,509	25,684,852
Time deposits	4,105,075	5,778,935
Other fixed-income instruments	—	120,518,746
Total	13,487,584	151,989,905

Summary of Cash and Cash Equivalents by Currency

		as of December 31,
		12-31-2019	12-31-2018
Detail of Cash and cash equivalents	Currency	ThCh$	ThCh$
Amount of cash and cash equivalents	Chilean peso	679,471	137,208,062
Amount of cash and cash equivalents	Argentine peso	7,096,519	6,057,793
Amount of cash and cash equivalents	U.S. dollar	5,191,174	8,670,454
Amount of cash and cash equivalents	Euros	520,420	53,596
Total	Total	13,487,584	151,989,905

Summary of Proceeds Received from Sale of Ownership Interest in Associate

	12-31-2019	12-31-2018	31-12-2017
Loss of significant influence in Associate	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Associates. (See Note 5)	—	—	115,582,806
Total	—	—	115,582,806

(*)See Note 5

Summary of Reconciliation of Liabilities Arising From Financing Activities

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2019	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2019
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4	—	—	(46,134)	(46,134)	—	—	46,134	—	—	4
Unsecured obligations (*)	826,494,248	—	(31,300,902)	(44,927,734)	(76,228,636)	—	46,711,727	47,184,107	—	—	844,161,446
Finance leases (**)	14,476,450	—	(2,350,680)	(641,557)	(2,992,237)	—	1,023,312	642,158	1,160,141	—	14,309,824
Financial derivatives for hedging	45,655,586	—	(33,131,632)	(5,805,822)	(38,937,454)	34,142,298	(31,728,826)	398,636	—	—	9,530,240
Loans to related parties	2,376,570	2,187,473	(2,018,232)	(1,012,443)	(843,202)	—	—	374,235	—	(1,907,603)	—
Other obligations	—	—	(569,549)	—	(569,549)	—	—	569,549	—	—	—
Total	889,002,858	2,187,473	(69,370,995)	(52,433,690)	(119,617,212)	34,142,298	16,006,213	49,214,819	1,160,141	(1,907,603)	868,001,514

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2018	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	—	—	(22,681)	(22,681)	—	—	22,576	—	—	4
Unsecured obligations (*)	763,579,585	—	(5,654,112)	(42,860,557)	(48,514,669)	—	66,096,234	45,333,098	—	—	826,494,248
Finance leases (**)	14,608,915	—	(1,889,685)	(739,070)	(2,628,755)	—	1,757,220	739,070	—	—	14,476,450
Financial derivatives for hedging	(29,478,643)	—	—	(3,496,889)	(3,496,889)	48,389,489	34,349,104	3,569,025	—	(7,676,500)	45,655,586
Loans to related parties	985	69,204,437	(66,540,959)	(76,123)	2,587,355	—	—	543,601	—	(755,371)	2,376,570
Other obligations		—	(478,035)	—	(478,035)	—	—	478,035	—	—	—
Total	748,710,951	69,204,437	(74,562,791)	(47,195,320)	(52,553,674)	48,389,489	102,202,558	50,685,405	—	(8,431,871)	889,002,858

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2017	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4,172	—	(4,156)	(169)	(4,325)	—	—	262	—	—	109
Unsecured obligations	802,306,161	—	(5,530,327)	(43,514,578)	(49,044,905)	—	(33,226,098)	43,544,427	—	—	763,579,585
Finance leases	17,749,647	—	(2,592,235)	—	(2,592,235)	—	(1,359,668)	811,171	—	—	14,608,915
Financial derivatives for hedging	23,640,893	—	(3,543,400)	—	(3,543,400)	(25,059,561)	(23,488,915)	3,473,938	—	(4,501,598)	(29,478,643)
Loans to related parties	39,211	31,680,253	(31,680,253)	(805,551)	(805,551)	—	—	767,325	—	—	985
Other obligations	—	—	(1,305,388)	—	(1,305,388)	—	—	1,305,388	—	—	—
Total	843,740,084	31,680,253	(44,655,759)	(44,320,298)	(57,295,804)	(25,059,561)	(58,074,681)	49,902,511	—	(4,501,598)	748,710,951